OTHER PROVISIONS, CURRENT AND NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PROVISIONS, CURRENT AND NON-CURRENT
Schedule of composition of provisions

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Litigation (1)	62,452,526	65,624,166
Total	62,452,526	65,624,166

Current	3,485,613	2,676,418
Non-current	58,966,913	62,947,748
Total	62,452,526	65,624,166
(1)	Corresponds to the provision for probable fiscal, labor and trade contingency losses based on the opinion of our legal advisors, detailed as follows:

Detail (see note 21.1)	12.31.2018	12.31.2017
	ThCh$	ThCh$
Tax Contingencies	47,991,514	49,185,234
Labor Contingencies	10,376,830	10,468,704
Civil Contingencies	4,084,182	5,970,228
Total	62,452,526	65,624,166

Schedule of movement of provisions

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Opening Balance as of January 01	65,624,166	73,081,893
Additional provisions	46,657	2,493,968
Increase (decrease) in existing provisions	(4,998,530)	(19,083,499)
Payments	6,139,963	22,985,793
Reverse unused provision (*)	(2,157,152)	(6,769,384)
Increase (decrease) due to foreign exchange differences	(2,202,578)	(7,084,605)
Total	62,452,526	65,624,166

(*)   During fiscal years 2018 and 2017 there have been reversals of provisions amounting to Th$ 2,157,152 and Th$6,769,384, respectively which resulted from fines demanded by the Brazilian Treasury on the use of tax credits, because of favorable rulings on the subject for Rio de Janeiro Refrescos Ltda.